SPINOUT OF CLINIC OPERATIONS - Narratives (Details)	Mar. 31, 2023 CAD ($)
Disclosure of analysis of single amount of discontinued operations [line items]
Due from associate	$ 3,096,841
Cash balances in PCs	421,240
Amount incurred for external services	2,675,601
Amount repaid	3,565,566
Amount advanced	$ 528,442